SHARE-BASED COMPENSATION (Schedule of Assumptions Used to Value Options) (Details) - Shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield (%)	0.00%	0.00%
Expected volatility, share options granted	60.00%	55.00%
Risk free interest rate, share options granted	3.75%	4.46%
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Suboptimal factor	1.8	1.8
Post-vesting forfeiture rate (%)	5.00%	5.00%
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Suboptimal factor	2	2
Post-vesting forfeiture rate (%)	20.00%	20.00%
Subsidiaries’ options granted to employees, directors and consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield (%)		0.00%
Expected volatility, share options granted		76.00%
Risk free interest rate, share options granted		4.29%
Suboptimal factor		2
Subsidiaries’ options granted to employees, directors and consultants [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Post-vesting forfeiture rate (%)		8.00%
Subsidiaries’ options granted to employees, directors and consultants [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Post-vesting forfeiture rate (%)		10.00%